DEBT (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Stock price	$ 0.3338	$ 0.3338	$ 0.1979
Conversion price	$ 0.1680	$ 0.1690	$ 0.079
Volatility	123.27%	143.96%
Risk-free rate	8.44%	8.48%
Dividend rate
Years to maturity	11 months 23 days	1 year
Initial Valuation [Member]
Debt Instrument [Line Items]
Dividend rate
Years to maturity			2 years
Minimum [Member]
Debt Instrument [Line Items]
Volatility			334.94%
Risk-free rate			0.18%
Years to maturity			1 year 25 days
Minimum [Member] | Initial Valuation [Member]
Debt Instrument [Line Items]
Stock price			$ 0.062
Conversion price			$ 0.036
Volatility			219.70%
Risk-free rate			0.11%
Maximum [Member]
Debt Instrument [Line Items]
Volatility			383.91%
Risk-free rate			0.73%
Years to maturity			1 year 11 months 15 days
Maximum [Member] | Initial Valuation [Member]
Debt Instrument [Line Items]
Stock price			$ 0.44
Conversion price			$ 0.33
Volatility			355.04%
Risk-free rate			0.70%